Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	AquaLiv Technologies, Inc.
Entity Central Index Key	0001418115
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep 30, 2012

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash	$ 145,259	$ 375,429
Accounts receivable	159,285	113,774
Inventories	516,101	472,498
Prepaid expenses	32,466	12,793
Other receivables	11,756	15,950
TOTAL CURRENT ASSETS	864,866	990,443
FIXED ASSETS
Property, plant, and equipment	502,164	322,878
Accumulated depreciation	(212,657)	(147,554)
NET FIXED ASSETS	289,507	175,324
OTHER ASSETS
Investment in partnership	19,798	21,236
TOTAL OTHER ASSETS	19,798	21,236
TOTAL ASSETS	1,174,170	1,187,003
CURRENT LIABILITIES:
Short-term borrowings	91,000	182,000
Accounts payable	40,019	68,843
Other payables and accrued liabilities	32,624	11,983
Notes payable-related party	1,160,000	290,000
Customer deposits	30,434	24,727
TOTAL CURRENT LIABILITIES	1,354,078	577,553
TOTAL LIABILITIES	1,354,078	577,553
MEMBER'S EQUITY (DEFICIT)
Member's contributions	2,754,887	2,451,549
Retained (deficit)	(2,934,795)	(1,842,099)
TOTAL MEMBER'S EQUITY (DEFICIT)	(179,908)	609,450
TOTAL LIABILITIES AND MEMBER'S EQUITY (DEFICIT)	$ 1,174,170	$ 1,187,003

Consolidated Statement of Operations (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Sales	$ 2,562,732	$ 1,979,560
Cost of goods sold	(1,763,685)	(1,696,050)
Gross profit	799,048	283,510
Operating expenses
Salaries and benefits	857,035	398,562
Advertising and marketing	117,434	69,258
Legal and professional services	119,143	36,689
Repairs and maintenance	43,832	22,583
Travel and entertainment	155,156	55,753
General supplies and office expense	72,189	20,188
Telephone	30,040	14,970
Rent	114,150	24,000
Depreciation	65,104	38,800
Insurance	53,943	16,093
Other general and administrative	163,146	65,528
Total Operating Expenses	1,791,172	762,423
(Loss) from operations	(992,124)	(478,913)
Other income (expenses)
Other income	25,275	11,139
Interest expense	(37,857)	(23,512)
Other expense	(87,990)	(73,853)
Total other income (expense)	(100,572)	(86,227)
(Loss) before income taxes	(1,092,696)	(565,140)
Provision for income taxes	0	0
Net loss	$ (1,092,696)	$ (565,140)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (1,092,696)	$ (565,140)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation	65,104	38,800
Loss on investment in partnership	1,438	1,914
Write off of fixed assets	11,000	30,833
Bad debts	12,364	2,108
Changes in operating assets and liabilities:
Accounts receivable	(57,876)	(42,159)
Prepaid expense	(19,673)	(3,908)
Inventories	4,735	(287,310)
Other receivables	4,194	(15,950)
Accounts payable	(28,823)	68,843
Other payables and accrued liabilities	20,640	(349)
Customer deposits	5,708	4,508
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,073,884)	(767,810)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant, and equipment	(190,286)	(135,005)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(190,286)	(135,005)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term borrowings	102,000	660,000
Principal repayments of short term borrowings	(193,000)	(498,500)
Proceeds from notes payable-related party	1,200,000	862,000
Repayments of notes payable-related party		(1,500)
Member's contributions		181,429
Member's withdrawals	(75,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,034,000	1,203,429
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(230,170)	300,614
CASH AND CASH EQUIVALENTS:
Beginning of year	375,429	74,816
End of year	145,259	375,429
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable-related party to member's contribution	330,000	973,500
Contribution of fixed assets and inventory by member	48,338
Cash paid during the years for:
Interest	8,101	23,512
Taxes

Consolidated Statements of Member's Equity (Deficit) (USD $)	Member's Contributions [Member]	Retained (Deficit) [Member]	Total
Balance at Sep. 30, 2010	$ 1,296,620	$ (1,276,959)	$ 19,661
Member's contributions	181,429		181,429
Member's withdrawals
Conversion of notes payable-related party to member's contribution	973,500		973,500
Contribution of fixed assets and inventory
Net loss for the year ended		(565,140)	(565,140)
Balance at Sep. 30, 2011	2,451,549	(1,842,099)	609,450
Member's contributions
Member's withdrawals	(75,000)		75,000
Conversion of notes payable-related party to member's contribution	330,000		330,000
Contribution of fixed assets and inventory	48,338		48,338
Net loss for the year ended		(1,092,696)	(1,092,696)
Balance at Sep. 30, 2012	$ 2,754,887	$ (2,934,795)	$ (179,908)

Organization and Business Background	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Organization and Business Background

NOTE – 1	ORGANIZATION AND BUSINESS BACKGROUND

Verity Farms, LLC (the “Company”) was incorporated under the laws of the State of South Dakota on June 11, 2003 in the name of Double V Holdings LLC, which changed its name to Verity Farms, LLC on July 28, 2004. On November 28, 2007 and January 7, 2008, the Company formed two limited liability companies in name of Verity Meats LLC (“Verity Meats) and Verity Grains LLC (“Verity Grains”), respectively, to operate different sections of the business. The Company is the sole member of Verity Meats and Verity Grains. On March 14, 2012, the Company formed a limited liability company in name of Verity Water LLC (“Verity Water”) to continue the operations of Ultimate Water Distribution LLC and Ultimate Water Manufacturing LLC, both of which were dissolved in March of 2012. The Company is the sole member of Verity Water.

Verity Farms, LLC, Verity Meats LLC, Verity Grains LLC and Verity Water LLC are hereinafter referred to as (the “Company”).

The Company is dedicated to providing consumers with safe, high quality and nutritious food sources through sustainable crop and livestock production. The Company has built the foundation for expansion that is diversified into three distinct, yet inter linked, divisions operating six business units. The three divisions: Soil Preservation, Verity Water Systems and Consumer Products. Soil Preservation consists of Verity Farms and Verity Turf; Verity Water Systems comprises its own division; and, Consumer Products will consist of Verity Meats, Verity Produce and Verity Grains. The common goal within each business unit of Company is to decrease chemical dependency, diminish the need for genetic modification, preserve the family farm, and ultimately, provide a nutritious, high-quality food source to consumers.

Verity Farms

Since the 1970’s, farmers associated with the Company and its subsidiaries and predecessors have dedicated their farming practices to healthy soil and crop production based upon natural practices and limited chemical usage. Since June 2011, substantial resources of people and facilities have been applied to build the organizational model to expand those efforts into an effective and efficient growth of natural healthy food products.

Verity Turf

The Company has developed an environmentally friendly Organic Materials Review Institute (“ORMI”) approved fertilizer to provide a natural, weed-free lawn that is safe to use and good for the environment. This product is people and pet friendly. It nurtures one’s grass by enhancing the natural biology of your soil.

Verity Water Systems

Verity Water Systems units are maintenance-free products designed to be used directly in water lines to both revitalize the water at the molecular level and to increase the water’s energy-carrying capability. Different models are designed according to the water capacity needed either for personal or commercial usage.   Some of the potential benefits of Verity Water Systems as represented by the Company include:  healthier livestock and poultry through improved hydration, oxygenation and energy; plants require less water; increase in nutrient content of seed crops and produce; plants withstand extremes in hot and freezing temperatures better; significantly increased bio-availability of nutrients; longer shelf life of agricultural produce and cut flowers; decreased seed germination time; greatly improved aerobic bacterial activity; eliminates mineral deposits like calcium, iron & aragonite; reduced bio-availability of pollutants and toxins; and increased life span of water valves, pipes, hot water heaters, swamp-coolers and humidifiers.

Verity Meats

Verity Meats has on a limited basis and intends to expand the offer of all -natural meat products born and raised with pride by American Family Farmers. Working with only a core group of dedicated livestock producers throughout South Dakota, Minnesota and Iowa, The Company was able to tailor production protocols directly to end-product needs. By knowing the importance of using quality inputs for quality results, its producers follow a program that utilizes the best of animal nutrition, health, technology, and economics along with many years of practical knowledge and scientific principles. Verity Family Farmers follow defined protocols for the production of their grain and livestock. The protocols require proper preparation of the ground. Following up to three years of conditioning and cleansing of the soil, the soil is tested and must be free of more than 250 chemical residues. The grain used to feed the livestock must pass the same test before qualifying as feed for Verity livestock. The result is the highest quality meats available, according to management, – raised for Verity Farms customer’s total eating enjoyment and health.

Verity Grains

Verity Grain comes from the harvest of Verity Farms Crops. These grains originate from only non-GMO seeds which are raised on soil which has tested below detectable limits for 250 known carcinogens and chemicals residues (test performed by independent labs using FDA and EPA test methods/guidelines). Following harvest, these grains are again tested for the 250 know carcinogens and chemical residues. Those grains which test free from those carcinogens and chemicals are then Verity Farms certified to be fed to livestock and sold for consumption.

Verity Produce

Verity Produce is the newest, and could become one of the most crucial components of the Company.  Verity Produce consists of fruits and vegetables which are raised for human consumption. Verity Produce has been patterned after the Verity Farms crop production program, utilizing the same concept of creating a healthy, balanced soil. This creates an optimum environment for plants to grow and flourish.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE – 2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) under the accrual basis of accounting.

Use of Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These accounts and estimates include, but are not limited to, the valuation of accounts receivables, inventories, prepaid expenses, other receivables, investment in partnership, liabilities and the estimation on useful lives of property, and plant and equipment. Actual results could differ from these estimates.

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All significant inter-company balances and transactions within the Company and subsidiaries have been eliminated upon consolidation.

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on managements’ assessment of the accounts receivables collectibles. Judgment is required in assessing the amount of the allowance. The Company considers the historical level of credit losses and applies percentages to different receivables categories. The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future. If the financial condition of the customers were to deteriorate, resulting in their inability to make payments, a larger allowance may be required.

Based on the above assessment, during the reporting periods, management establishes the general provisioning policy to make an allowance equivalent to approximately 5% of the gross amount of accounts receivables. Additional specific provision is made against accounts receivables to the extent which they are considered to be doubtful.

Historically, losses from uncollectible accounts have not significantly deviated from the general allowance estimated by management and no significant additional bad debts have been written off directly to net income. There were no changes in the general provisioning policy in the past since establishment and management considers that the aforementioned general provisioning policy is adequate, not excessive and does not expect to change this established policy in the near future. As of September 30, 2012 and 2011, the Company recorded an allowance for uncollectible accounts in the amounts of $8,383 and $5,988, respectively.

Inventories

Inventories consist of raw materials and finished goods and goods available for resale, which are valued at lower of cost or market value, cost being determined on the first-in, first-out method.  The Company periodically reviews historical sales activity to determine excess, slow moving items and potentially obsolete items and also evaluates the impact of any anticipated changes in future demand.  The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand, which was approximately 5% of ending inventories at the reporting periods.  The spoilage will be written-off directly to the profit and loss when it occurs. As of September 30, 2012 and 2011, the Company recorded an allowance for obsolete inventories in the amounts of $27,163 and $24,868, respectively.

  Fixed Assets, Net

Fixed assets are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational. There are no estimated residual values taken into account.

	Depreciable life	Residual value
Software and website development	3 years	0%
Machinery and Equipment	5 years	0%
Furniture and fixtures	7 years	0%

Expenditures for maintenance and repairs that do not make the fixed asset more useful or prolong its useful life are expensed as incurred.

Impairment of Long Lived Assets

The Company evaluated the recoverability of its property, plant, equipment, and other long-lived assets in accordance with FASB Accounting Standards Codification Topic 360, “Property, Plant and Equipment” (“ASC 360”), which requires recognition of impairment of long-lived assets in the event the net book value of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. The Company evaluated the recoverability of the fixed assets and recognized impairment of fixed assets in the amounts of $11,000 and $30,833 during the years ended September 30, 2012 and 2011, respectively.

Fair Value for Financial Assets and Financial Liabilities

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification (“ASC”) for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB ASC (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accounts payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30, 2012 and 2011 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the years ended September 30, 2012 and 2011, respectively.

Revenue Recognition

The Company derives revenues from the sale of agricultural products, animal feeds, consulting services and water revitalization units. In accordance with guidance by paragraph 605-10-S99-1 of the FASB ASC for revenue recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, transfer of title has occurred or services have been rendered, the selling price is fixed or determinable and collectability is reasonably assured.  The Company’s sales arrangements are not subject to warranty.

Cost of Goods Sold

Cost of goods sold consists primarily of material costs which are directly attributable to the manufacture of products, to the products held for resale and to the provision of services.

Income Taxes

The Company, with the consent of its sole member, is approved by the Internal Revenue Service to be taxed under the sections of the federal and state income tax laws that provide which, in lieu of corporation income taxes, the member separately accounts for his proportionate share of the Company’s items of income, deductions, losses and credits. Therefore, these consolidated financial statements do not include any provision for corporate federal or state income taxes.

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to unrecognized income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the years ended September 30, 2012 or 2011.

Comprehensive income

The Company adopted FASB Accounting Standards Codification 220 “Comprehensive Income” (ASC “220”) which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during the year from non-owner sources. There are no items of comprehensive income (loss) applicable to the Company during the years covered in the consolidated financial statements.

Off-balance sheet arrangements

The Company does not have any off-balance sheet arrangements.

 Related Parties

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the Related parties include: a. affiliates of the Company; b. entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s consolidated financial position, consolidated results of operations or consolidated cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, consolidated financial position, and consolidated results of operations or consolidated cash flows.

Subsequent Events

The Company adopted FASB Accounting Standards Codification 855 “Subsequent Events” (“ASC 855”) to establish general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or available to be issued.

Recently issued accounting standards

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (ASC 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).  ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively.  The Company anticipates that the adoption of this standard will not materially expand its financial statement note disclosures.

In June 2011, FASB issued ASU No. 2011-05, “Comprehensive Income (ASC 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which amends current comprehensive income guidance.  This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity.  Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011, with early adoption permitted.  The Company is reviewing ASU 2011-05 to ascertain its impact on the Company’s consolidated financial position, results of operations or cash flows as it only requires a change in the format of the current presentation.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which allows, but does not require, an entity when performing its annual goodwill impairment test the option to first do an initial assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount for purposes of determining whether it is even necessary to perform the first step of the two-step goodwill impairment test. Accordingly, based on the option created in ASU 2011-08, the calculation of a reporting unit’s fair value is not required unless, as a result of the qualitative assessment, it is more likely than not that fair value of the reporting unit is less than its carrying amount. If it is less, the quantitative impairment test is then required. ASU 2011-08 also provides for new qualitative indicators to replace those currently used. Prior to ASU 2011-08, entities were required to test goodwill for impairment on at least an annual basis, by first comparing the fair value of a reporting unit with its carrying amount. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test is performed to measure the amount of impairment loss, if any. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted ASU 2011-08 during the first quarter of fiscal 2013. The adoption of ASU 2011-08 did not impact the Company’s results of operations or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity’s balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on its consolidated results of operations, cash flows or financial condition.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”. The guidance allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test.

ASU 2012-02 allows companies the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired, before determining whether it is necessary to perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. Companies can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets or choose to only perform the quantitative impairment test for any indefinite-lived intangible in any period.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is in the process of evaluating the guidance and the impact ASU 2012-02 will have on its consolidated financial statements.

Accounts Receivable	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Accounts Receivable

NOTE – 3	ACCOUNTS RECEIVABLE

Accounts receivable was comprised of the following amounts as of September 30, 2012 and 2011:

	9/30/2012	9/30/2011

Gross accounts receivable from customers	$167,668	$119,762
Allowance for doubtful customer accounts	(8,383)	(5,988)
Accounts receivable, net	$159,285	$113,774

The bad debt expenses of $12,364 and $2,108 were recognized during the years ended September 30, 2012 and 2011, respectively, in the accompanying consolidated statements of operations.

Inventories	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories

NOTE – 4	INVENTORIES

Inventories as of September 30, 2012 and 2011 consisted of the following:

	9/30/2012	9/30/2011

Raw materials	$15,164	$0
Finished goods	528,100	497,366
	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$516,101	$472,498

The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand. Accordingly, the Company recorded cost of goods sold due to inventories obsolescence in amount of $28,805 and $15,121 during the years ended September 30, 2012 and 2011, respectively.

Prepaid Expenses	12 Months Ended
Sep. 30, 2012
Prepaid Expenses
Prepaid Expenses

NOTE – 5	PREPAID EXPENSES

As of September 30, 2012 and 2011, the Company had prepaid expenses of $32,466 and $12,793, respectively, and consisted of the following:

	9/30/2012	9/31/2011

Prepaid insurance	$9,954	$5,743
Prepaid inventories	22,512	7,050
Total	$32,466	$12,793

Fixed Assets	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Fixed Assets

NOTE - 6	FIXED ASSETS

Fixed assets were comprised of the following as of September 30, 2012 and 2011:

	9/30/2012	9/30/2011
Cost:
Software and website development	$66,034	$58,160
Machinery and equipment	436,130	264,718
Furniture and fixtures	0	0
Total cost	502,164	322,878
Less: Accumulated depreciation	(212,657)	(147,554)
Property and equipment, net	$289,507	$175,324

Depreciation expense of $65,104 and $38,800 were recognized during the years ended September 30, 2012 and 2011, respectively, in the accompanying consolidated statements of operations. In addition, the Company evaluated the recoverability of the fixed assets and recognized impairment of fixed assets in the amounts of $11,000 and $30,833 during the years ended September 30, 2012 and 2011, respectively.

Investment in Partnership	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Investment in Partnership

NOTE – 7	INVESTMENT IN PARTNERSHIP

In 2006, The Company acquired a 19% interest in Crop Resources LLC by contributing $25,000 cash to the partnership. Investment in partnership was comprised of the following amounts as of September 30, 2012 and 2011, respectively.

Partnership	Crop Resources LLC
Percentage of Ownership	19%
Book Equity 9/30/2010	$21,917
Share of Net (Loss)	(681)

Book Equity 9/30/2011	21,236

Share of Net (Loss)	(1,438)
Book Equity 9/30/2012	$19,798

Short-Term Borrowings	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE – 8	SHORT-TERM BORROWINGS

The Company has short-term unsecured loans with American State Bank at interest rates of 2.8 % per annum. The loans have no maturity dates and are payable on demand. The balance on the loans was $91,000 and $182,000 as of September 30, 2012 and 2011, respectively. Accordingly, the Company recorded interest expense of $8,101 and $23,512 during the years ended September 30, 2012 and 2011, respectively.

Notes Payable – Related Party	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Notes Payable – Related Party

NOTE – 9	NOTES PAYABLE – RELATED PARTY

The Company had notes payable to the Company’s President in amounts of $1,160,000 and $290,000 as of September 30, 2012 and 2011, respectively. The notes are due on demand with zero interest, which are not evidenced by promissory notes, but rather are oral agreements between the President and the Company. The Company recorded imputed interest expense of $29,756 during the year ended September 30, 2012. This accrued interest amount is recorded in other payables. The effects of imputed interest for the year ended September 30, 2011, is immaterial to the consolidated financial statements taken as a whole.

Customer Deposits	12 Months Ended
Sep. 30, 2012
Customer Deposits
Customer Deposits
NOTE – 10	CUSTOMER DEPOSITS
As of September 30, 2012 and 2011, the Company had customer deposits of $30,434 and $24,727, respectively, representing payments received for orders not yet shipped.

Member's Contributions	12 Months Ended
Sep. 30, 2012
Members Contributions
Member's Contributions

NOTE – 11	MEMBER’S CONTRIBUTIONS

The Company’s President made contributions to the Company over time since inception. As of September 30, 2012 and 2011, the balance of member’s contributions was $2,754,887 and $2,451,549, respectively, comprised of the following:

	9/30/2012	9/31/2011

Verity Farms	$573,300	$573,300
Verity Grains	148,500	223,500
Verity Meats	1,654,749	1,654,749
Verity Water	378,338	0
Total	$2,754,887	$2,451,549

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE – 12	INCOME TAXES

The Company is registered in the State of South Dakota as a limited liability company and is subject to United States of America tax law. No provisions for income taxes have been made as the Company has no U.S. related taxable income for the years presented due to its member separately accounting for the LLC share of profits.

The effective income tax expense for the years ended September 30, 2012 and 2011 are as follows:

	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0

Concentrations and Risks	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations and Risks

NOTE – 13	CONCENTRATIONS AND RISKS

(a)     Major Vendors

During the year ended September 30, 2012, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$449,720	24.8%
Total	$449,720	24.8%

During the year ended September 30, 2011, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$423,875	21.4%
Total	$423,875	21.4%

(b)     Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition, but does not require collateral to support such receivables.

In addition, the Company is subject to risks common to companies in its industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE – 14	RELATED PARTY TRANSACTIONS

Except for the transactions disclosed in Note 9 and 18, the Company had no material transactions carried out with its related parties during the years ended September 30, 2012 and 2011.

Segments	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segments
NOTE– 15	SEGMENTS
The Company determined that it does not operate in any material, separately reportable operating segments as of September 30, 2012 and 2011.

Going Concern	12 Months Ended
Sep. 30, 2012
Going Concern
Going Concern

NOTE – 16	GOING CONCERN

The Company has suffered recurring losses from operations and has a negative working capital. In addition, the Company has yet to generate an internal net cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans in regard to this matter are to raise equity capital and seek strategic relationships and alliances in order to increase sales in an effort to generate positive cash flow. Additionally, the Company must continue to rely upon equity infusions from investors in order to improve liquidity and sustain operations. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE– 17	COMMITMENTS AND CONTINGENCIES

The Company had no non-cancellable leases existing beyond one year at September 30, 2012.

The Company had no contingencies existing at September 30, 2012 and 2011.

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE – 18	SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2012 to the date these consolidated financial statements were issued. In addition to the transactions disclosed below, the Company does not have other material subsequent events to disclose in these financial statements, except for as follows:

On December 28, 2012, the Company was acquired by Verity Farms II, Inc., (“Verify Farms II”) a corporation incorporated under the laws of South Dakota.  The Company currently operates as a wholly owned subsidiary of Verity Farms II, and is a party related through common ownership and directorship.

On December 31, 2012, the Company’s parent company, Verity Farms II, was acquired in a share exchange by AquaLiv Technologies, Inc., (“AquaLiv”) a corporation incorporated under the laws of Nevada.  Pursuant to the transaction, 4,850,000 shares of common stock of Verity Farms II, representing 100% interest in Verity Farms II, was exchanged for 4,850,000 shares of Series B Preferred Stock of AquaLiv.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) under the accrual basis of accounting.

Use of Estimates

Use of Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These accounts and estimates include, but are not limited to, the valuation of accounts receivables, inventories, prepaid expenses, other receivables, investment in partnership, liabilities and the estimation on useful lives of property, and plant and equipment. Actual results could differ from these estimates.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All significant inter-company balances and transactions within the Company and subsidiaries have been eliminated upon consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on managements’ assessment of the accounts receivables collectibles. Judgment is required in assessing the amount of the allowance. The Company considers the historical level of credit losses and applies percentages to different receivables categories. The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future. If the financial condition of the customers were to deteriorate, resulting in their inability to make payments, a larger allowance may be required.

Based on the above assessment, during the reporting periods, management establishes the general provisioning policy to make an allowance equivalent to approximately 5% of the gross amount of accounts receivables. Additional specific provision is made against accounts receivables to the extent which they are considered to be doubtful.

Historically, losses from uncollectible accounts have not significantly deviated from the general allowance estimated by management and no significant additional bad debts have been written off directly to net income. There were no changes in the general provisioning policy in the past since establishment and management considers that the aforementioned general provisioning policy is adequate, not excessive and does not expect to change this established policy in the near future. As of September 30, 2012 and 2011, the Company recorded an allowance for uncollectible accounts in the amounts of $8,383 and $5,988, respectively.

Inventories

Inventories

Inventories consist of raw materials and finished goods and goods available for resale, which are valued at lower of cost or market value, cost being determined on the first-in, first-out method.  The Company periodically reviews historical sales activity to determine excess, slow moving items and potentially obsolete items and also evaluates the impact of any anticipated changes in future demand.  The Company provides inventory allowances based on excess and obsolete inventories determined principally by customer demand, which was approximately 5% of ending inventories at the reporting periods.  The spoilage will be written-off directly to the profit and loss when it occurs. As of September 30, 2012 and 2011, the Company recorded an allowance for obsolete inventories in the amounts of $27,163 and $24,868, respectively.

Fixed Assets, Net

Fixed Assets, Net

Fixed assets are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational. There are no estimated residual values taken into account.

	Depreciable life	Residual value
Software and website development	3 years	0%
Machinery and Equipment	5 years	0%
Furniture and fixtures	7 years	0%

Expenditures for maintenance and repairs that do not make the fixed asset more useful or prolong its useful life are expensed as incurred.

Impairment of Long Lived Assets

Impairment of Long Lived Assets

The Company evaluated the recoverability of its property, plant, equipment, and other long-lived assets in accordance with FASB Accounting Standards Codification Topic 360, “Property, Plant and Equipment” (“ASC 360”), which requires recognition of impairment of long-lived assets in the event the net book value of such assets exceed the estimated future undiscounted cash flows attributable to such assets or the business to which such intangible assets relate. The Company evaluated the recoverability of the fixed assets and recognized impairment of fixed assets in the amounts of $11,000 and $30,833 during the years ended September 30, 2012 and 2011, respectively.

Fair Value for Financial Assets and Financial Liabilities

Fair Value for Financial Assets and Financial Liabilities

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification (“ASC”) for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB ASC (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accounts payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at September 30, 2012 and 2011 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the years ended September 30, 2012 and 2011, respectively.

Revenue Recognition

Revenue Recognition

The Company derives revenues from the sale of agricultural products, animal feeds, consulting services and water revitalization units. In accordance with guidance by paragraph 605-10-S99-1 of the FASB ASC for revenue recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, transfer of title has occurred or services have been rendered, the selling price is fixed or determinable and collectability is reasonably assured.  The Company’s sales arrangements are not subject to warranty.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold consists primarily of material costs which are directly attributable to the manufacture of products, to the products held for resale and to the provision of services.

Income Taxes

Income Taxes

The Company, with the consent of its sole member, is approved by the Internal Revenue Service to be taxed under the sections of the federal and state income tax laws that provide which, in lieu of corporation income taxes, the member separately accounts for his proportionate share of the Company’s items of income, deductions, losses and credits. Therefore, these consolidated financial statements do not include any provision for corporate federal or state income taxes.

Uncertain Tax Positions

Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to unrecognized income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the years ended September 30, 2012 or 2011.

Comprehensive Income

Comprehensive income

The Company adopted FASB Accounting Standards Codification 220 “Comprehensive Income” (ASC “220”) which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during the year from non-owner sources. There are no items of comprehensive income (loss) applicable to the Company during the years covered in the consolidated financial statements.

Off-Balance Sheet Arrangements	Off-balance sheet arrangements The Company does not have any off-balance sheet arrangements.
Related Parties

 Related Parties

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the Related parties include: a. affiliates of the Company; b. entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Commitments and Contingencies

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s consolidated financial position, consolidated results of operations or consolidated cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, consolidated financial position, and consolidated results of operations or consolidated cash flows.

Subsequent Events

Subsequent Events

The Company adopted FASB Accounting Standards Codification 855 “Subsequent Events” (“ASC 855”) to establish general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or available to be issued.

Recently issued accounting standards

Recently issued accounting standards

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (ASC 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).  ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively.  The Company anticipates that the adoption of this standard will not materially expand its financial statement note disclosures.

In June 2011, FASB issued ASU No. 2011-05, “Comprehensive Income (ASC 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which amends current comprehensive income guidance.  This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity.  Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after December 15, 2011, with early adoption permitted.  The Company is reviewing ASU 2011-05 to ascertain its impact on the Company’s consolidated financial position, results of operations or cash flows as it only requires a change in the format of the current presentation.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which allows, but does not require, an entity when performing its annual goodwill impairment test the option to first do an initial assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount for purposes of determining whether it is even necessary to perform the first step of the two-step goodwill impairment test. Accordingly, based on the option created in ASU 2011-08, the calculation of a reporting unit’s fair value is not required unless, as a result of the qualitative assessment, it is more likely than not that fair value of the reporting unit is less than its carrying amount. If it is less, the quantitative impairment test is then required. ASU 2011-08 also provides for new qualitative indicators to replace those currently used. Prior to ASU 2011-08, entities were required to test goodwill for impairment on at least an annual basis, by first comparing the fair value of a reporting unit with its carrying amount. If the fair value of a reporting unit is less than its carrying amount, then the second step of the test is performed to measure the amount of impairment loss, if any. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted ASU 2011-08 during the first quarter of fiscal 2013. The adoption of ASU 2011-08 did not impact the Company’s results of operations or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity’s balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on its consolidated results of operations, cash flows or financial condition.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”. The guidance allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test.

ASU 2012-02 allows companies the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired, before determining whether it is necessary to perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. Companies can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets or choose to only perform the quantitative impairment test for any indefinite-lived intangible in any period.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is in the process of evaluating the guidance and the impact ASU 2012-02 will have on its consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Estimated Life of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational. There are no estimated residual values taken into account.

	Depreciable life	Residual value
Software and website development	3 years	0%
Machinery and Equipment	5 years	0%
Furniture and fixtures	7 years	0%

Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable was comprised of the following amounts as of September 30, 2012 and 2011:

	9/30/2012	9/30/2011

Gross accounts receivable from customers	$167,668	$119,762
Allowance for doubtful customer accounts	(8,383)	(5,988)
Accounts receivable, net	$159,285	$113,774

Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories as of September 30, 2012 and 2011 consisted of the following:

	9/30/2012	9/30/2011

Raw materials	$15,164	$0
Finished goods	528,100	497,366
	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$516,101	$472,498

Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2012
Prepaid Expenses Tables
Schedule of Prepaid Expenses

As of September 30, 2012 and 2011, the Company had prepaid expenses of $32,466 and $12,793, respectively, and consisted of the following:

	9/30/2012	9/31/2011

Prepaid insurance	$9,954	$5,743
Prepaid inventories	22,512	7,050
Total	$32,466	$12,793

Fixed Assets (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Cost of Fixed Assets

Fixed assets were comprised of the following as of September 30, 2012 and 2011:

	9/30/2012	9/30/2011
Cost:
Software and website development	$66,034	$58,160
Machinery and equipment	436,130	264,718
Furniture and fixtures	0	0
Total cost	502,164	322,878
Less: Accumulated depreciation	(212,657)	(147,554)
Property and equipment, net	$289,507	$175,324

Investment in Partnership (Tables)	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Investment in Partnership

Investment in partnership was comprised of the following amounts as of September 30, 2012 and 2011, respectively.

Partnership	Crop Resources LLC
Percentage of Ownership	19%
Book Equity 9/30/2010	$21,917
Share of Net (Loss)	(681)

Book Equity 9/30/2011	21,236

Share of Net (Loss)	(1,438)
Book Equity 9/30/2012	$19,798

Member's Contributions (Tables)	12 Months Ended
Sep. 30, 2012
Members Contributions
Schedule of Members Contribution

The Company’s President made contributions to the Company over time since inception. As of September 30, 2012 and 2011, the balance of member’s contributions was $2,754,887 and $2,451,549, respectively, comprised of the following:

	9/30/2012	9/31/2011

Verity Farms	$573,300	$573,300
Verity Grains	148,500	223,500
Verity Meats	1,654,749	1,654,749
Verity Water	378,338	0
Total	$2,754,887	$2,451,549

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of Income tax provision	The effective income tax expense for the years ended September 30, 2012 and 2011 are as follows:
	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0

Concentrations and Risks (Tables)	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Schedule of Major Vendor

During the year ended September 30, 2012, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$449,720	24.8%
Total	$449,720	24.8%

During the year ended September 30, 2011, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$423,875	21.4%
Total	$423,875	21.4%

Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Percentage of gross accounts receivables	5.00%
Allowance for uncollectible accounts amount	$ 8,383	$ 5,988
Percentage of inventories	5.00%
Allowance for obsolete inventories	27,163	24,868
Impairment of fixed assets	$ 11,000	$ 30,833

Summary of Significant Accounting Policies - Schedule of Fixed Assets (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Software And Website Development [Member]
Depreciable life of fixed assets	3 years
Residual value of fixed assets	$ 0
Machinery And Equipment [Member]
Depreciable life of fixed assets	5 years
Residual value of fixed assets	0
Furniture And Fixtures [Member]
Depreciable life of fixed assets	7 years
Residual value of fixed assets	$ 0

Accounts Receivable (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Bad debts expense	$ 12,364	$ 2,108

Accounts Receivable - Schedule of Accounts Receivable (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Gross accounts receivable from customers	$ 167,668	$ 119,762
Allowance for doubtful customer accounts	(8,383)	(5,988)
Accounts receivable, net	$ 159,285	$ 113,774

Inventories (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventories obsolescence	$ 28,805	$ 15,121

Schedule of Inventories (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 15,164	$ 0
Finished goods	528,100	497,366
Inventory, gross	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$ 516,101	$ 472,498

Schedule of Prepaid Expenses (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Prepaid Expenses Details
Prepaid insurance	$ 9,954	$ 5,743
Prepaid inventories	22,512	7,050
Total	$ 32,466	$ 12,793

Fixed Assets (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 65,104	$ 38,800
Write off of fixed assets	$ 11,000	$ 30,833

Schedule of Cost of Fixed Assets (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Software and website development	$ 66,034	$ 58,160
Machinery and equipment	436,130	264,718
Furniture and fixtures	0	0
Total cost	502,164	322,878
Less: Accumulated depreciation	212,657	147,554
Property and equipment, net	$ 289,507	$ 175,324

Investment in Partnership (Details Narrative) (USD $)	Sep. 30, 2006
Business Combinations [Abstract]
Cash contributed to the partnership	$ 25,000

Schedule of Investment in Partnership (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Combinations [Abstract]
Percentage of Ownership	19.00%
Book Equity	$ 19,798	$ 21,236	$ 21,917
Share of Net (Loss)	$ (1,438)	$ (681)

Short-Term Borrowings (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Short-term unsecured loans, interest rate	2.80%
Loans	$ 91,000	$ 182,000
Interest expense	$ 8,101	$ 23,512

Notes Payable – Related Party (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Debt Disclosure [Abstract]
Notes payable	$ 1,160,000	$ 290,000	$ 290,000
Interest expense	$ 29,756

Customer Deposits (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Customer Deposits
Customer deposits	$ 30,434	$ 24,727

Member's Contributions (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Member's contributions	$ 2,754,887	$ 2,451,549

Schedule of Members Contribution (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Total	$ 2,754,887	$ 2,451,549
Verity Farms [Member]
Total	573,300	573,300
Verity Grains [Member]
Total	148,500	223,500
Verity Meats [Member]
Total	1,654,749	1,654,749
Verity Water [Member]
Total	$ 378,338	$ 0

Schedule of Income Tax Provision (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Current taxes	$ 0	$ 0
Deferred taxes	0	0
Iincome tax expense	$ 0	$ 0

Schedule of Major Vendor (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Purchase	$ 423,875	$ 449,720
Percentage	21.40%	24.80%
Hawkins, Inc [Member]
Purchase	$ 423,875	$ 449,720
Percentage	21.40%	24.80%

Subsequent Events (Details Narrative)	Sep. 30, 2012
Subsequent Events [Abstract]
Common stock, shares exchanged for acquisition	4,850,000
Interest in acquisition of business	100.00%